REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302


                                                               January 3, 2008




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

         Re:      Florida Daily Municipal Income Fund
                  File Nos. 33-81920; 811-8654; CIK: 0000927516

Ladies and Gentlemen:

     On behalf of Florida Daily Municipal Income Fund (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 20, 2007.

     If you have any questions or comments regarding this filing, please call Lisette Rivera at (212) 830-5432.

                                             Very truly yours,


                                             Florida Daily Municipal Income Fund

                                             /s/ Christine Manna
                                             ------------------------
                                             By: Christine Manna
                                                 Secretary